Debt - Subordinated Note (Detail) (Diamondback Energy, Inc. [Member], Subordinated Note [Member], USD $) In Millions, unless otherwise specified	Jun. 22, 2014	Dec. 31, 2013	Sep. 19, 2013
Diamondback Energy, Inc. [Member] | Subordinated Note [Member]
Debt Instrument [Line Items]
Principal amount			$ 440.0
Stated interest rate			7.625%
Long-term debt and interest outstanding	437.1	440.0
Accrued interest		$ 9.7